CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Short-term loan of the VIEs without recourse to the Company				¥ 13,850
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 11,850	¥ 82,495	$ 11,832	82,366	¥ 81,301
Accounts payable of the VIEs without recourse to the Company	39,977	278,312		339,263
Accrued employee benefits	5,442	37,885		36,794
Other payables of the VIEs without recourse to the Company	149,610	1,041,553		1,403,854
Amounts due to related parties of the VIEs without recourse to the Company	4	27		69
Accrued expenses and other payables of the VIEs without recourse to the Company	9,968	69,393		47,634
Income taxes payable of the VIEs without recourse to the Company	13,286	92,491		85,025
Liabilities held for sale of the VIEs without recourse to the Company	737	5,131		7,991
Long term borrowings of the VIEs without recourse to the Company				314,571
Less: current portion	45,965	320,000		58,355
Current portion of capital lease obligations of the VIEs without recourse to the Company	3,743	26,057		20,299
Deferred government grant	43	302		1,696
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company				737
Current portion of operating lease liability	6,016	41,882		0
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	3,626	25,241		41,359
Operating lease liabilities - non-current	17,576	122,360		0
Deferred government grant of the VIEs without recourse to the Company, non-current	$ 2,061	¥ 14,350		¥ 14,350
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares) | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares) | shares	429,608,977	429,608,977	429,404,977	429,404,977
Ordinary shares, shares outstanding (in shares) | shares	436,656,529	436,656,529	429,404,977	429,404,977
Consolidated Variable Interest Entity (VIEs)
Short-term loan of the VIEs without recourse to the Company		¥ 0		¥ 0
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 11,468	79,839		80,484
Accounts payable of the VIEs without recourse to the Company	37,562	261,502		316,963
Accrued employee benefits	3,881	27,016		24,898
Other payables of the VIEs without recourse to the Company	897	6,248		15,072
Amounts due to related parties of the VIEs without recourse to the Company		0		0
Accrued expenses and other payables of the VIEs without recourse to the Company	3,605	25,098		38,915
Income taxes payable of the VIEs without recourse to the Company	1,665	11,594		10,991
Liabilities held for sale of the VIEs without recourse to the Company		0		0
Long term borrowings of the VIEs without recourse to the Company		0		0
Less: current portion		0		0
Current portion of capital lease obligations of the VIEs without recourse to the Company	0	0		1,284
Deferred government grant	43	302		1,696
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company	312,018	0		737
Current portion of operating lease liability	5,768	40,155		0
Non-current portion of capital lease obligations of the VIEs without recourse to the Company		0		0
Operating lease liabilities - non-current	16,867	117,428		0
Deferred government grant of the VIEs without recourse to the Company, non-current	$ 2,061	¥ 14,350		¥ 14,350